Pensions and other postretirement benefits (Details 6) (Pensions [Member], CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pensions [Member]
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Projected Benefit Obligation	527	526
Accumulated benefit obligation	475	461
Fair value of plan assets	224	201